UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      774,290
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.          COM            00163U106   32,035  2,170,420                               2,170,420      0    0
Abiomed Inc.                        COM            003654100   16,840  1,526,715                               1,526,715      0    0
Aegerion Pharmaceuticals Inc.       COM            00767E102    2,433    192,040                                 192,040      0    0
Alimera Sciences, Inc.              COM            016259103   23,728  2,966,003                               2,966,003      0    0
Amicus Therapeutics, Inc.           COM            03152W109   22,549  5,872,133                               5,872,133      0    0
ArthroCare Corp.                    COM            043136100   30,971  1,076,508                               1,076,508      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   40,982  2,733,946                               2,733,946      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   39,611  1,242,887                               1,242,887      0    0
BroadVision, Inc.                   COM            111412706    2,472    283,761                                 283,761      0    0
Celgene Corp.                       COM            151020104      105      1,690                                   1,690      0    0
Contango Oil & Gas Company          COM            21075n204    7,386    135,000                                 135,000      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   37,858  1,071,871                               1,071,871      0    0
Cyberonics, Inc.                    COM            23251P102   81,436  2,877,581                               2,877,581      0    0
Cytokinetics Inc.                   COM            23282W100      835    714,011                                 714,011      0    0
EnerNoc, Inc.                       COM            292764107    7,156    795,100                                 795,100      0    0
Energy Recovery Inc.                COM            29270J100    5,544  1,847,908                               1,847,908      0    0
First Solar Inc.                    COM            336433107    1,264     20,000                                  20,000      0    0
Insmed, Inc.                        COM            457669307    1,353    266,299                                 266,299      0    0
Intermune Inc.                      COM            45884X103   10,663    527,885                                 527,885      0    0
Medicis Pharmaceutical Corp.        COM            584690309   46,384  1,271,500                               1,271,500      0    0
Medivation, Inc.                    COM            58501N101    9,689    570,641                                 570,641      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   30,105  2,617,788                               2,617,788      0    0
Northern Oil and Gas Inc.           COM            665531109   13,767    710,000                                 710,000      0    0
NuVasive Inc.                       COM            670704105    2,774    162,585                                 162,585      0    0
NxStage Medical, Inc.               COM            67072V103    3,826    183,429                                 183,429      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   41,505  1,383,045                               1,383,045      0    0
Protalix Biotherapeutics Inc.       COM            74365A101      655    142,393                                 142,393      0    0
QLT Inc.                            COM            2713599     10,420  1,425,410                               1,425,410      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   45,310  1,662,149                               1,662,149      0    0
Rigel Pharmaceuticals Inc.          COM            766559603    6,219    844,947                                 844,947      0    0
STAAR Surgical Company              COM            852312305   26,748  3,429,215                               3,429,215      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100   35,694  8,705,802                               8,705,802      0    0
Sequenom Inc.                       COM            817337405   12,274  2,406,610                               2,406,610      0    0
Sonde Resources Corp.               COM            835426107    5,082  2,214,920                               2,214,920      0    0
Theratechnologies Inc.              COM            88338H100    3,156  1,062,314                               1,062,314      0    0
United Therapeutics Corp            COM            91307C102   19,258    513,676                                 513,676      0    0
Vanda Pharmaceutical Inc.           COM            921659108    6,077  1,227,678                               1,227,678      0    0
ViroPharma Incorporated             COM            928241108   81,801  4,526,876                               4,526,876      0    0
pSivida Corporation                 COM            74440J101    3,504    820,555                                 820,555      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2      606 32,294,000                              32,294,000      0    0
7/15/2013
Savient Pharmaceuticals, Inc.       NOTE           80517QAA8    4,215  6,000,000                               6,000,000      0    0
4.75% Due 2/1/2018


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